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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-02239


                      Pioneer Interest Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                           Pioneer Interest Shares, Inc.
                          SCHEDULE OF INVESTMENTS 9/30/06

 Shares                                                                 Value

              ASSET BACKED SECURITIES - 1.8 %
              Consumer Services - 0.1 %
              Restaurants - 0.1 %
  100,000     Dunkin Brands Master Finance LLC,  8.28%, 6/20/31 (144A$  102,189
              Total Consumer Services                                $  102,189
              Diversified Financials - 0.7 %
              Other Diversified Finance Services - 0.7 %
  256,798     Caithness Coso Fund Corp., 6.263%, 6/15/14 (144A)      $  251,908
  375,363     Power Receivables Finance, 6.29%, 1/1/12 (144A)           378,693
                                                                     $  630,601
              Total Diversified Financials                           $  630,601
              Utilities - 1.0 %
              Electric Utilities - 1.0 %
  371,700     FPL Energy America Wind LLC, 6.639%, 6/20/23 (144A)    $  383,602
  277,200     FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)           281,705
  219,878     Tenaska Alabama, 7.0%, 6/30/21 (144A)                     215,461
                                                                     $  880,768
              Total Utilities                                        $  880,768
              (Cost  $1,599,110)                                     $ 1,613,558
              COLLATERALIZED MORTGAGE OBLIGATIONS - 1.0 %
              Diversified Financials - 0.1 %
              Other Diversified Finance Services - 0.1 %
  120,000     Global Signal, 7.036%, 2/15/36 (144A)                  $  122,527
              Total Diversified Financials                           $  122,527
              Government - 0.9 %
              Government - 0.8 %
  764,703     Freddie Mac, 6.1%, 9/15/18                             $  765,540
              Total Government                                       $  765,540
              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
              (Cost  $890,813)                                       $  888,067
              CORPORATE BONDS - 19.2 %
              Energy - 0.9 %
              Oil & Gas Equipment And Services - 0.3 %
  275,000     Holly Energy Partners LP, 6.25%, 3/1/15                $  254,719
              Oil & Gas Exploration & Production - 0.1 %
   70,000     Southern Star Central Corp., 6.75%, 3/1/16             $   68,775
              Oil & Gas Refining & Marketing - 0.5 %
  115,000     Boardwalk Pipelines LLC, 5.5%, 2/1/17                  $  111,643
  335,000     Semco Energy, Inc., 7.125%, 5/15/08                       333,055
                                                                     $  444,698
              Total Energy                                           $  768,192
              Materials - 2.1 %
              Aluminum - 0.6 %
  590,000     Novelis Inc., 7.25%, 02/15/15                          $  560,500
              Commodity Chemicals - 0.8 %
  200,000     Invista, 9.25%, 5/1/12 (144A)                          $  211,500
  500,000     Nova Chemicals, Ltd., 6.5%, 1/15/12                       470,000
                                                                     $  681,500
              Paper Packaging - 0.3 %
  296,000     Abitibi-Consolidated, Inc., 6.95%, 12/15/06            $  297,480
              Paper Products - 0.4 %
  375,000     Bowater Inc., 9.375%, 12/15/21                         $  367,500
              Total Materials                                        $ 1,906,980
              Capital Goods - 1.3 %
              Electrical Component & Equipment - 0.2 %
  155,808     Orcal Geothermal 6.21%, 12/30/20 (144A)                $  156,029
              Trading Companies & Distributors - 1.1 %
  750,000     Glencore Funding LLC, 6.0%, 4/15/14 (144A)             $  720,851
  325,000     Noble Group, Ltd., 6.625%, 3/17/15 (144A)                 287,634
                                                                     $ 1,008,485
              Total Capital Goods                                    $ 1,164,514
              Consumer Durables & Apparel - 0.2 %
              Home Furnishings - 0.2 %
  185,000     Mohawk Industries Inc., 6.125%, 1/15/16                $  183,882
              Total Consumer Durables & Apparel                      $  183,882
              Consumer Services - 0.3 %
              Education Services - 0.3 %
  295,000     President & Fellows of Harvard 6.3%, 10/1/37           $  314,774
              Total Consumer Services                                $  314,774
              Media - 1.2 %
              Broadcasting & Cable TV - 1.2 %
1,000,000     Comcast Cable Corp., 7.125%,  6/15/13                  $ 1,078,126
              Total Media                                            $ 1,078,126
              Banks - 0.2 %
              Diversified Banks - 0.2 %
  200,000     TNK-BP Finance SA, 7.5%, 7/18/16 (144A)                $  208,943
              Total Banks                                            $  208,943
              Diversified Financials - 2.3 %
              Consumer Finance - 1.4 %
  575,000     Ford Motor Credit Co., 5.7%, 1/15/10                   $  531,212
  815,000     SLM Corp., Floating Rate Note, 7/25/14                    740,525
                                                                     $ 1,271,737
              Investment Banking & Brokerage - 0.2 %
  235,000     E*Trade Financial Corp., 8.0%, 6/15/11                 $  243,225
              Other Diversified Finance Services - 0.6 %
  525,000     Bombardier Capital, Inc., 7.09%, 3/30/07               $  525,210
              Total Diversified Financials                           $ 2,040,172
              Insurance - 6.0 %
              Life & Health Insurance - 1.8 %
  725,000     Presidential Life Corp., 7.875%, 2/15/09               $  696,000
  900,000     Provident Co., Inc., 7.0%, 7/15/18                        925,843
                                                                     $ 1,621,843
              Multi-Line Insurance - 1.4 %
  550,000     Hanover Insurance Group, 7.625%, 10/15/25              $  584,269
  700,000     Loew Corp., 5.25%, 3/15/16                                678,699
                                                                     $ 1,262,968
              Property & Casualty Insurance - 1.4 %
  750,000     Kingsway America, Inc., 7.5%, 2/1/14                   $  764,363
  450,000     Ohio Casualty Corp., 7.3%, 6/15/14                        477,946
                                                                     $ 1,242,309
              Reinsurance - 1.4 %
  700,000     Odyssey Re Holdings, 7.65%, 11/1/13                    $  708,155
  520,000     Platinum Underwriters HD 7.50%, 6/1/17                    538,835
                                                                     $ 1,246,990
              Total Insurance                                        $ 5,374,110
              Real Estate - 1.9 %
              Real Estate Management & Development - 1.1 %
  980,000     Forest City Enterprises, 7.625%, 6/1/15                $  999,600
              Real Estate Investment Trust - 0.8 %
  550,000     Health Care, Inc., 6.2%, 6/1/16                        $  553,769
  135,000     Trustreet Properties, Inc., 7.5%, 4/1/15                  133,987
                                                                     $  687,756
              Total Real Estate                                      $ 1,687,356
              Technology Hardware & Equipment - 0.9 %
              Computer Hardware - 0.9 %
  800,000     NCR Corp., 7.125%, 6/15/09                             $  825,374
              Total Technology Hardware & Equipment                  $  825,374
              Semiconductors - 0.2 %
              Semiconductors - 0.2 %
  225,000     Chartered Semiconductor, 6.375%, 8/3/15                $  223,956
              Total Semiconductors                                   $  223,956
              Utilities - 1.6 %
              Electric Utilities - 1.6 %
  246,642     Crocket Cogeneration, 5.869%, 3/30/25 (144A)           $  239,137
  220,000     Entergy Gulf States, 5.7%, 6/1/15                         213,695
  550,000     Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)          531,800
  500,000     MSW Energy Holdings, 7.375%, 9/1/10                       500,000
                                                                     $ 1,484,632
              Total Utilities                                        $ 1,484,632
              TOTAL CORPORATE BONDS
              (Cost  $17,282,431)                                    $
17,261,017
              U.S. GOVERNMENT OBLIGATIONS - 69.2 %
              Government - 69.2 %
  916,608     Federal Home Loan Mortgage Corp., 4.5%, 11/1/20        $  883,332
  847,727     Federal Home Loan Mortgage Corp., 4.5%, 3/1/20            816,952
  513,646     Federal Home Loan Mortgage Corp., 4.5%, 4/1/20            494,999
  210,001     Federal Home Loan Mortgage Corp., 4.5%, 4/1/35            196,677
  209,447     Federal Home Loan Mortgage Corp., 5.0%, 11/1/34           201,832
1,198,500     Federal Home Loan Mortgage Corp., 5.0%, 6/1/35           1,153,306
  746,022     Federal Home Loan Mortgage Corp., 5.0%, 7/1/35            717,890
1,210,465     Federal Home Loan Mortgage Corp., 5.5%, 6/1/35           1,194,333
  727,630     Federal Home Loan Mortgage Corp., 5.5%, 9/1/33            719,639
  437,244     Federal Home Loan Mortgage Corp.,  5.5%, 11/1/34          432,056
  132,626     Federal Home Loan Mortgage Corp.,  6.0%, 4/1/33           133,594
  202,150     Federal Home Loan Mortgage Corp.,  6.0%, 5/1/34           203,516
1,838,352     Federal Home Loan Mortgage Corp.,  6.0%, 7/1/34          1,850,770
  223,402     Federal Home Loan Mortgage Corp., 6.0%, 1/1/34            224,911
  388,176     Federal Home Loan Mortgage Corp., 6.0%, 11/1/33           391,008
  467,923     Federal Home Loan Mortgage Corp., 6.0%, 12/1/33           471,336
  102,771     Federal Home Loan Mortgage Corp., 6.0%, 2/1/33            103,600
  205,083     Federal Home Loan Mortgage Corp., 6.0%, 2/1/33            206,919
1,205,277     Federal Home Loan Mortgage Corp., 6.0%, 8/1/34           1,213,419
  325,630     Federal Home Loan Mortgage Corp., 6.0%, 4/1/35            327,419
  367,532     Federal Home Loan Mortgage Corp., 6.0%, 6/1/35            369,551
  398,342     Federal Home Loan Mortgage Corp., 6.5%, 11/1/33           408,305
   21,044     Federal Home Loan Mortgage Corp., 7.0%, 11/1/30            21,681
  293,001     Federal National Mortgage Association, 5.0%, 10/1/20      287,995
1,235,835     Federal National Mortgage Association, 5.5%, 9/1/19      1,236,846
  466,271     Federal National Mortgage Association, 5.5%, 6/1/33       460,665
  979,011     Federal National Mortgage Association, 5.5%, 4/1/36       964,557
  298,074     Federal National Mortgage Association, 5.5%, 4/1/19       298,736
  400,432     Federal National Mortgage Association, 5.5%, 3/1/25       397,580
  252,504     Federal National Mortgage Association, 5.5%, 12/1/18      252,941
  981,858     Federal National Mortgage Association, 5.5% , 3/1/36      967,363
  163,622     Federal National Mortgage Association, 6.0% 11/1/32       164,829
  137,147     Federal National Mortgage Association, 6.0% 2/1/33        138,159
  323,791     Federal National Mortgage Association, 6.0%, 2/1/32       326,491
  488,426     Federal National Mortgage Association, 6.0%, 2/1/33       492,030
  263,496     Federal National Mortgage Association, 6.0%, 5/1/33       265,290
  444,659     Federal National Mortgage Association, 6.0%, 6/1/36       446,709
  351,895     Federal National Mortgage Association, 6.0%, 9/15/33      354,291
  102,952     Federal National Mortgage Association, 6.5%, 9/1/31       105,264
   16,084     Federal National Mortgage Association, 6.5%, 1/1/31        16,454
   16,626     Federal National Mortgage Association, 6.5%, 10/1/31       16,999
   28,318     Federal National Mortgage Association, 6.5%, 10/1/32       28,943
  654,468     Federal National Mortgage Association, 6.5%, 12/1/31      669,163
  255,881     Federal National Mortgage Association, 6.5%, 2/1/33       261,527
  175,858     Federal National Mortgage Association, 6.5%, 3/1/32       179,738
   25,739     Federal National Mortgage Association, 6.5%, 5/1/31        26,317
  110,874     Federal National Mortgage Association, 6.5%, 6/1/31       113,426
  367,558     Federal National Mortgage Association, 6.5%, 7/1/34       374,689
  188,533     Federal National Mortgage Association, 7.0%, 12/1/31      194,103
  923,990     Federal National Mortgage Associatoin, 6.0%, 7/1/33       930,280
  307,637     Government National Mortgage Association II, 5.5%, 2/20   304,877
  186,796     Government National Mortgage Association II, 7.0%, 1/20   192,275
  692,465     Government National Mortgage Association, 4.5%, 8/15/33   655,423
  653,634     Government National Mortgage Association, 4.5%, 10/15/3   618,670
  195,560     Government National Mortgage Association, 4.5%, 5/15/34   184,878
  917,749     Government National Mortgage Association, 4.5%, 5/15/35   867,078
  350,393     Government National Mortgage Association, 4.5%, 4/15/35   331,047
  181,214     Government National Mortgage Association, 4.5%, 4/15/35   171,209
  428,679     Government National Mortgage Association, 4.5%, 3/20/35   400,325
1,345,450     Government National Mortgage Association, 4.5%, 3/15/35  1,271,164
  349,176     Government National Mortgage Association, 5.0%, 10/15/1   345,428
  815,150     Government National Mortgage Association, 5.0%, 4/15/34   792,632
  428,350     Government National Mortgage Association, 5.0%, 4/15/35   416,258
  979,846     Government National Mortgage Association, 5.0%, 5/15/36   951,865
  137,726     Government National Mortgage Association, 5.0%, 6/15/35   133,838
  285,442     Government National Mortgage Association, 5.0%, 7/15/19   282,148
  725,233     Government National Mortgage Association, 5.0%, 9/15/33   705,988
  336,757     Government National Mortgage Association, 5.5%, 10/15/1   338,163
  191,525     Government National Mortgage Association, 5.5%, 10/15/3   190,404
  587,322     Government National Mortgage Association, 5.5%, 11/15/3   583,884
  389,757     Government National Mortgage Association, 5.5%, 2/15/35   387,195
  153,989     Government National Mortgage Association, 5.5%, 6/15/33   153,111
  824,196     Government National Mortgage Association, 5.5%, 6/15/35   818,777
  708,774     Government National Mortgage Association, 5.5%, 7/15/33   704,735
1,183,106     Government National Mortgage Association, 5.5%, 7/15/34  1,176,181
  130,318     Government National Mortgage Association, 5.5%, 8/15/33   129,576
  335,512     Government National Mortgage Association, 5.50%, 7/15/3   333,600
  309,072     Government National Mortgage Association, 5.50%, 8/15/3   307,311
  129,748     Government National Mortgage Association, 6.0%, 1/15/17   132,140
  198,385     Government National Mortgage Association, 6.0%, 1/15/19   201,917
  244,079     Government National Mortgage Association, 6.0%, 1/15/33   247,353
  347,910     Government National Mortgage Association, 6.0%, 10/15/3   352,610
  373,740     Government National Mortgage Association, 6.0%, 11/15/3   378,867
    9,476     Government National Mortgage Association, 6.0%, 12/15/0     9,485
  398,178     Government National Mortgage Association, 6.0%, 3/15/17   405,519
  478,845     Government National Mortgage Association, 6.0%, 3/15/17   487,674
  370,783     Government National Mortgage Association, 6.0%, 3/15/33   375,757
  471,941     Government National Mortgage Association, 6.0%, 3/15/33   478,272
  549,064     Government National Mortgage Association, 6.0%, 3/15/33   556,430
  263,942     Government National Mortgage Association, 6.0%, 3/15/33   267,584
1,083,319     Government National Mortgage Association, 6.0%, 3/15/33  1,098,243
  499,496     Government National Mortgage Association, 6.0%, 3/15/36   505,621
  101,891     Government National Mortgage Association, 6.0%, 4/15/13   103,167
  259,652     Government National Mortgage Association, 6.0%, 4/15/18   264,474
  147,567     Government National Mortgage Association, 6.0%, 4/15/33   149,547
  219,101     Government National Mortgage Association, 6.0%, 4/15/33   222,041
  324,925     Government National Mortgage Association, 6.0%, 7/15/33   316,302
  273,612     Government National Mortgage Association, 6.0%, 8/15/32   277,399
  126,298     Government National Mortgage Association, 6.0%, 9/15/32   128,046
  120,653     Government National Mortgage Association, 6.0%, 9/15/33   122,272
  358,217     Government National Mortgage Association, 6.00%, 9/15/3   363,023
  224,595     Government National Mortgage Association, 6.5%, 1/15/34   230,589
   27,324     Government National Mortgage Association, 6.5%, 10/15/3    28,074
   21,315     Government National Mortgage Association, 6.5%, 5/15/29    21,925
  114,686     Government National Mortgage Association, 6.5%, 5/15/33   117,763
   19,869     Government National Mortgage Association, 6.5%, 6/15/31    20,415
   79,298     Government National Mortgage Association, 7.0%, 10/15/3    81,904
   36,624     Government National Mortgage Association, 7.0%, 6/15/31    37,827
   81,846     Government National Mortgage Association, 7.0%, 9/15/31    84,535
   23,615     Government National Mortgage Association, 7.00%, 7/15/3    24,394
   42,700     Government National Mortgage Association, I, 7.0%, 3/15    44,103
  338,070     Government National Mortgage Association, II, 5.5%, 10/   338,427
1,000,000     U.S. Treasury Bonds, 4.625%, 3/31/08                      997,656
  650,000     U.S. Treasury Bonds, 5.25%, 11/15/28                      687,172
  240,000     U.S. Treasury Bonds, 6.25%, 8/15/23                       278,644
  850,000     U.S. Treasury Bonds, 7.25%, 5/15/16                      1,018,739
4,121,279     U.S. Treasury Inflation Protected Security, 1.875%, 7/1  3,990,557
  486,923     U.S. Treasury Inflation Protected Security, 2.0%, 1/15/   475,738
  452,636     U.S. Treasury Inflation Protected Security, 3.0%, 7/15/   469,628
  882,297     U.S. Treasury Inflation Protected Security, 3.375%, 1/1   928,686
    1,169     U.S. Treasury Inflation Protected Security, 3.5%, 1/15/     1,224
  625,000     U.S. Treasury Notes, 4.0%, 2/15/15                        598,267
  750,000     U.S. Treasury Notes, 4.25%, 11/15/14                      731,426
1,440,000     U.S. Treasury Notes, 4.875%, 2/15/12                     1,460,081
1,650,000     U.S. Treasury Notes, 5.0%, 2/15/11                       1,679,197
  360,000     U.S. Treasury Notes, 5.25%, 2/15/29                       380,672
  505,000     U.S. Treasury Notes, 5.375%, 2/15/31                      545,439
1,640,000     U.S. Treasury Notes, 5.5%, 8/15/28                       1,787,088
  450,000     U.S. Treasury Notes, 7.875%, 2/15/21                      591,363
  550,000     U.S. Treasury Strip, 0.0%, 11/15/13                       397,320
  500,000     U.S. Treasury Strip, 0.0%, 5/15/13                        370,022
                                                                     $
62,319,088
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $63,104,114)                                     $
62,319,088
              MUNICIPAL BONDS - 0.4 %
              Government - 0.4 %
  330,000     Tobacco Settlement Authority Iowa, 6.79%, 6/1/10       $  339,316
              TOTAL MUNICIPAL BONDS
              (Cost  $330,000)                                       $  339,316
              TEMPORARY CASH INVESTMENTS - 9.4 %
              Repurchase Agreement - 9.4 %
8,500,000     UBS Warburg, Inc. 5.0%, with a repurchase price of $8,5$ 8,500,000
              TOTAL TEMPORARY CASH INVESTMENTS
              (Cost  $8,500,000.00)                                  $ 8,500,000
              TOTAL INVESTMENT IN SECURITIES - 101.0%
              (Cost  $91,706,468) (a)                                $
90,921,046
              OTHER ASSETS AND LIABILITIES - (1.0)%                  $ (924,064)
              TOTAL NET ASSETS - 100.0%                              $
89,996,981

            * Non-income producing security.
          N/R Not Rated.
         (144ASecurity is exempt from registration under Rule 144A of the Securities
          (a) At September, 30, 2006 the net unrealized gain on investments based on

              Aggregate gross unrealized gain for all investments in $ 176,399 Aggregate gross unrealized loss for all investments in wh(961,821)
              Net Unrealized gain                                    $ (785,422)




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's
investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses. Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included.
Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Interest Shares

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2006

* Print the name and title of each signing officer under his or her signature.